Goodwill and Intangible Assets - Summary of Carrying Amount and Accumulated Amortization of Customer Lists, Trademarks and Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets Amortization Expense [Line Items]
Gross Carrying Amount	$ 55,684	$ 49,448
Accumulated Amortization	(40,772)	(37,469)
Net Carrying Amount	14,912	11,979
Customer Lists [Member]
Intangible Assets Amortization Expense [Line Items]
Gross Carrying Amount	47,953	42,267
Accumulated Amortization	(34,889)	(31,978)
Net Carrying Amount	13,064	10,289
Trademarks [Member]
Intangible Assets Amortization Expense [Line Items]
Gross Carrying Amount	7,731	7,181
Accumulated Amortization	(5,883)	(5,491)
Net Carrying Amount	$ 1,848	$ 1,690